UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4707

Fidelity Advisor Series II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Mortgage Securities Fund

May 31, 2018

AMOR-QTLY-0718
1.804866.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 100.7%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 50.6%
12 month U.S. LIBOR + 1.445% 3.422% 4/1/37 (a)(b)	62	64
12 month U.S. LIBOR + 1.495% 3.296% 1/1/35 (a)(b)	87	90
12 month U.S. LIBOR + 1.523% 3.468% 3/1/36 (a)(b)	63	64
12 month U.S. LIBOR + 1.553% 3.326% 6/1/36 (a)(b)	18	19
12 month U.S. LIBOR + 1.594% 3.448% 5/1/36 (a)(b)	144	152
12 month U.S. LIBOR + 1.643% 3.315% 9/1/36 (a)(b)	29	31
12 month U.S. LIBOR + 1.685% 3.435% 4/1/36 (a)(b)	62	65
12 month U.S. LIBOR + 1.690% 3.506% 8/1/35 (a)(b)	188	196
12 month U.S. LIBOR + 1.728% 3.531% 11/1/36 (a)(b)	19	20
12 month U.S. LIBOR + 1.741% 3.529% 3/1/40 (a)(b)	102	107
12 month U.S. LIBOR + 1.745% 3.573% 7/1/35 (a)(b)	22	23
12 month U.S. LIBOR + 1.750% 3.049% 8/1/41 (a)(b)	107	111
12 month U.S. LIBOR + 1.800% 2.737% 1/1/42 (a)(b)	229	238
12 month U.S. LIBOR + 1.812% 3.561% 12/1/40 (a)(b)	2,083	2,181
12 month U.S. LIBOR + 1.818% 2.682% 2/1/42 (a)(b)	294	305
12 month U.S. LIBOR + 1.851% 3.588% 5/1/36 (a)(b)	9	9
12 month U.S. LIBOR + 1.875% 3.625% 10/1/36 (a)(b)	162	171
6 month U.S. LIBOR + 1.439% 3.064% 9/1/36 (a)(b)	38	39
U.S. TREASURY 1 YEAR INDEX + 2.158% 3.133% 7/1/35 (a)(b)	2	3
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.083% 3/1/35 (a)(b)	11	11
U.S. TREASURY 1 YEAR INDEX + 2.270% 3.675% 6/1/36 (a)(b)	235	248
U.S. TREASURY 1 YEAR INDEX + 2.295% 3.54% 10/1/33 (a)(b)	26	27
2.5% 4/1/47	298	279
3% 8/1/27 to 1/1/47	73,257	71,512
3% 6/1/48 (c)	600	582
3% 6/1/48 (c)	13,150	12,746
3.5% 9/1/29 to 10/1/56	112,770	113,087
3.5% 6/1/33 (c)	4,650	4,712
3.5% 6/1/33 (c)	4,650	4,712
3.5% 6/1/33 (c)	4,650	4,712
3.5% 6/1/33 (c)	4,650	4,712
3.5% 6/1/33 (c)	4,550	4,611
3.5% 6/1/33 (c)	4,550	4,611
3.5% 6/1/33 (c)	4,550	4,611
3.5% 6/1/33 (c)	4,550	4,611
3.5% 6/1/33 (c)	3,800	3,851
3.5% 6/1/33 (c)	3,800	3,851
3.5% 6/1/33 (c)	3,800	3,851
3.5% 6/1/33 (c)	3,800	3,851
3.5% 6/1/48 (c)	8,480	8,451
3.5% 6/1/48 (c)	3,900	3,887
3.5% 6/1/48 (c)	5,600	5,581
4% 11/1/31 to 4/1/48	65,368	67,233
4% 6/1/48 (c)	21,400	21,863
4% 6/1/48 (c)	23,600	24,110
4% 6/1/48 (c)	100	102
4% 6/1/48 (c)	4,514	4,612
4.5% 5/1/25 to 8/1/56	10,956	11,523
4.5% 6/1/48 (c)	10,100	10,542
4.5% 6/1/48 (c)	25,450	26,564
4.5% 6/1/48 (c)	4,200	4,384
4.5% 6/1/48 (c)	3,750	3,914
4.5% 6/1/48 (c)	2,500	2,609
4.5% 7/1/48 (c)	27,850	29,023
5% 5/1/20 to 8/1/56	9,735	10,421
5.255% 8/1/41	602	650
5.5% 10/1/18 to 9/1/39	1,768	1,934
6% 7/1/39	914	999
6.309% 2/1/39	755	816
6.5% 2/1/20 to 8/1/39	5,199	5,789
7% 9/1/21 to 5/1/30	593	662
7.5% 8/1/22 to 9/1/32	450	515
8% 12/1/29 to 3/1/37	14	16
8.5% 2/1/22 to 3/1/23	33	36
9% 10/1/30	181	216
9.5% 10/1/21 to 8/1/22	0	0
		501,528
Freddie Mac - 22.6%
12 month U.S. LIBOR + 1.500% 3.428% 3/1/36 (a)(b)	145	150
12 month U.S. LIBOR + 1.515% 3.265% 11/1/35 (a)(b)	53	55
12 month U.S. LIBOR + 1.750% 3.5% 12/1/40 (a)(b)	928	963
12 month U.S. LIBOR + 1.754% 3.066% 9/1/41 (a)(b)	289	300
12 month U.S. LIBOR + 1.793% 3.543% 4/1/37 (a)(b)	37	39
12 month U.S. LIBOR + 1.874% 3.654% 10/1/42 (a)(b)	177	184
12 month U.S. LIBOR + 1.961% 3.808% 6/1/33 (a)(b)	406	427
12 month U.S. LIBOR + 2.045% 3.811% 7/1/36 (a)(b)	55	58
12 month U.S. LIBOR + 2.200% 3.95% 12/1/36 (a)(b)	136	143
12 month U.S. LIBOR + 2.280% 4.03% 10/1/36 (a)(b)	6	7
6 month U.S. LIBOR + 1.445% 3.445% 3/1/35 (a)(b)	35	36
6 month U.S. LIBOR + 1.675% 3.175% 6/1/37 (a)(b)	28	29
6 month U.S. LIBOR + 1.720% 3.345% 8/1/37 (a)(b)	51	53
6 month U.S. LIBOR + 1.746% 3.33% 5/1/37 (a)(b)	13	14
6 month U.S. LIBOR + 2.040% 3.622% 6/1/37 (a)(b)	62	64
6 month U.S. LIBOR + 2.066% 3.658% 6/1/37 (a)(b)	352	369
6 month U.S. LIBOR + 2.755% 4.432% 10/1/35 (a)(b)	25	27
U.S. TREASURY 1 YEAR INDEX + 2.231% 3.231% 5/1/34 (a)(b)	3	3
3% 4/1/32 to 2/1/47	51,669	50,283
3.5% 6/1/27 to 9/1/46 (d)	84,808	85,218
3.5% 8/1/47	96	96
3.5% 6/1/48 (c)	1,200	1,196
4% 1/1/36 to 4/1/48	52,382	53,828
4% 4/1/48	341	349
4% 6/1/48 (c)	9,800	10,011
4.5% 7/1/25 to 11/1/47	5,474	5,753
5% 7/1/33 to 7/1/41	2,846	3,040
5.5% 3/1/20 to 10/1/39	4,973	5,409
6% 2/1/19 to 6/1/39	1,212	1,341
6.5% 4/1/21 to 9/1/39	2,075	2,272
7% 6/1/21 to 9/1/36	840	943
7.5% 1/1/27 to 7/1/34	1,069	1,222
8% 4/1/21 to 1/1/37	6	6
8.5% 9/1/20	0	0
9% 10/1/19 to 5/1/21	1	1
		223,889
Ginnie Mae - 27.5%
3% 6/15/42 to 12/20/47	69,776	68,453
3.5% 11/20/41 to 7/20/47 (d)	74,331	74,976
3.5% 6/1/48 (c)	19,200	19,291
3.5% 6/1/48 (c)	13,750	13,816
3.5% 6/1/48 (c)	500	502
3.5% 7/1/48 (c)	16,300	16,357
4% 7/20/33 to 7/20/47	48,694	50,258
4.5% 8/15/33 to 6/15/41	21,087	22,310
5% 9/20/33 to 6/15/41	3,855	4,179
5.5% 12/15/38 to 9/15/39	572	628
6.5% 10/15/34 to 7/15/36	136	153
7% 2/15/24 to 4/20/32	641	727
7.5% 12/15/21 to 12/15/29	167	187
8% 6/15/21 to 12/15/25	86	95
8.5% 11/15/27 to 10/15/28	75	85
		272,017
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,012,836)		997,434

Asset-Backed Securities - 9.3%
ALG Student Loan Trust I Series 2006-1A Class A3, 3 month U.S. LIBOR + 0.150% 1.9103% 10/28/23 (a)(b)(e)	$3,858	$3,847
Ally Master Owner Trust Series 2018-2 Class A, 3.29% 5/15/23	5,890	5,890
Argent Securities, Inc. pass-thru certificates Series 2005-W2 Class A2C, 1 month U.S. LIBOR + 0.360% 2.3197% 10/25/35 (a)(b)	2,785	2,789
Brazos Higher Education Authority, Inc. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.850% 2.5952% 7/25/29 (a)(b)	3,492	3,523
CAM Mortgage Trust Series 2017-1 Class A1, 3.22% 8/1/57 (e)	2,364	2,353
Canadian Pacer Auto Receivables Trust Series 2018-1A Class A3, 3.088% 11/19/21 (e)	1,651	1,652
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 3.3097% 10/25/37 (a)(b)(e)	4,111	4,147
Citibank Credit Card Issuance Trust Series 2017-A8 Class A8, 1.86% 8/8/22	1,860	1,818
CLUB Credit Trust:
Series 2017-P1 Class A, 2.54% 9/15/23 (e)	547	546
Series 2018-NP1 Class A, 2.99% 5/15/24 (e)	4,192	4,191
Consumer Loan Underlying Bond Credit Trust Series 2017-NP2 Class A, 2.55% 1/16/24 (e)	324	324
Countrywide Home Loans, Inc. Series 2005-3 Class MV4, 1 month U.S. LIBOR + 0.620% 2.8271% 8/25/35 (a)(b)	67	67
DLL Securitization Trust Series 2018-1 Class A3, 2.96% 4/18/22 (e)	600	602
Exeter Automobile Receivables Trust Series 2017-2A Class A, 2.11% 6/15/21 (e)	525	523
Flagship Credit Auto Trust Series 2015-3 Class A, 2.38% 10/15/20 (e)	477	477
Ford Credit Floorplan Master Owner Trust:
Series 2017-1 Class A1, 2.07% 5/15/22	8,250	8,120
Series 2018-1 Class A1, 2.95% 5/15/21	7,316	7,302
GMF Floorplan Owner Revolving Trust Series 2018-1 Class A, 1 month U.S. LIBOR + 0.500% 2.1613% 3/15/22 (a)(b)(e)	2,194	2,194
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (e)	29	9
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.15% 8/15/22 (e)	7,280	7,300
Merrill Lynch Mortgage Investors Trust Series 2006-FF1 Class M2, 1 month U.S. LIBOR + 0.290% 2.3321% 8/25/36 (a)(b)	3,659	3,660
Nationstar HECM Loan Trust:
Series 2017-1A Class A, 1.9679% 5/25/27 (e)	2,540	2,530
Series 2017-2A Class A1, 2.0383% 9/25/27 (e)	4,098	4,083
Series 2018-1A Class A, 2.76% 2/25/28 (e)	4,443	4,443
Navient Student Loan Trust Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 2.5597% 7/26/66 (a)(b)(e)	727	733
North Carolina State Ed Assistance Auth. Student Loan Rev. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.800% 3.1595% 7/25/25 (a)(b)	322	323
Prosper Marketplace Issuance T 3.11% 6/17/24 (e)	2,899	2,899
Securitized Term Auto Receivables Trust Series 2018-1A Class A3, 3.13% 1/25/22 (e)	7,760	7,777
SLM Student Loan Trust:
Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 2.5945% 12/15/27 (a)(b)(e)	2,879	2,890
Series 2004-1 Class A4, 3 month U.S. LIBOR + 0.260% 2.6195% 10/27/25 (a)(b)	3,610	3,609
Series 2006-5 Class A5, 3 month U.S. LIBOR + 0.110% 2.4695% 1/25/27 (a)(b)	282	282
Series 2007-01 Class A5, 3 month U.S. LIBOR + 0.090% 2.4495% 1/26/26 (a)(b)	179	179
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 1 month U.S. LIBOR + 0.430% 2.3271% 5/25/35 (a)(b)	712	712
TOTAL ASSET-BACKED SECURITIES
(Cost $91,600)		91,794

Collateralized Mortgage Obligations - 10.2%
Private Sponsor - 3.0%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 2.0115% 6/27/36 (a)(b)(e)	3,573	3,513
Banc of America Funding Trust sequential payer Series 2010-R3 Class 1A1, 3.7799% 12/26/35 (a)(e)	297	297
BCAP LLC Trust sequential payer:
Series 2010-RR11 Class 6A1, 3.5123% 3/27/36 (a)(e)	$1,255	$1,251
Series 2010-RR2 Class 5A2, 5% 12/26/36 (e)	211	212
Series 2012-RR5 Class 8A5, 2.0971% 7/26/36 (a)(e)	476	467
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (a)(e)	3,627	3,581
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 3.7924% 1/25/37 (a)(e)	423	431
Credit Suisse Mortgage Trust:
Series 2010-9R Class 2A5, 4% 2/27/38 (e)	1,242	1,241
Series 2012-2R Class 1A1, 3.6288% 5/27/35 (a)(e)	270	270
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 2.1515% 5/27/37 (a)(b)(e)	2,619	2,506
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 2.5715% 5/27/37 (a)(b)(e)	493	486
CSMC Trust Series 2009-5R Class 2A2, 3.4593% 6/25/36 (a)(e)	125	125
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(e)	2,706	2,683
Freddie Mac Seasoned Credit Risk Transfer Series sequential payer Series 2017-1 Class MA, 3% 1/25/56	3,610	3,493
JP Morgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1 month U.S. LIBOR + 0.210% 2.0281% 6/21/36 (a)(b)(e)	1,066	1,054
MASTR Alternative Loan Trust Series 2004-6 Class 5A1, 5.3614% 7/25/19 (a)	199	198
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.0415% 2/25/37 (a)(b)	488	481
Nomura Resecuritization Trust sequential payer Series 2011-3RA Class 2A1, 3.5743% 3/26/37 (a)(e)	166	165
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 2.5371% 9/25/43 (a)(b)	2,501	2,419
WaMu Mortgage pass-thru certificates sequential payer:
Series 2002-S8 Class 2A7, 5.25% 1/25/33	36	35
Series 2003-MS5 Class 1A1, 5% 3/25/33	12	11
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-I Class A1, 3.4882% 9/25/33 (a)	434	432
Series 2005-AR10 Class 2A15, 3.7134% 6/25/35 (a)	2,815	2,829
Series 2005-AR2 Class 1A2, 3.8725% 3/25/35 (a)	124	125
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4:
Class 1A1, 4.0375% 6/27/36 (a)(e)	104	104
Class 2A1, 3.5798% 6/27/36 (a)(e)	301	299
Winwater Mortgage Loan Trust sequential payer Series 2015-1 Class A9, 2.5% 1/20/45 (e)	1,392	1,378
		30,086
U.S. Government Agency - 7.2%
Fannie Mae:
floater Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 6.1403% 12/25/33 (a)(f)(g)	202	42
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	346	373
Series 1999-32 Class PL, 6% 7/25/29	341	367
Series 1999-33 Class PK, 6% 7/25/29	255	275
Series 2001-52 Class YZ, 6.5% 10/25/31	30	33
Series 2005-39 Class TE, 5% 5/25/35	533	574
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 12.4548% 8/25/35 (a)(g)	33	38
Series 2012-149:
Class DA, 1.75% 1/25/43	290	277
Class GA, 1.75% 6/25/42	288	274
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	357	388
Series 2001-31 Class ZC, 6.5% 7/25/31	160	176
Series 2002-16 Class ZD, 6.5% 4/25/32	56	62
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.5903% 11/25/32 (a)(f)(g)	142	18
Series 2012-67 Class AI, 4.5% 7/25/27 (f)	418	41
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 4.6803% 12/25/36 (a)(f)(g)	131	23
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 4.4803% 5/25/37 (a)(f)(g)	79	12
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 14.2567% 9/25/23 (a)(g)	17	20
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 6.1403% 3/25/33 (a)(f)(g)	55	9
Series 2005-79 Class ZC, 5.9% 9/25/35	327	362
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 28.8619% 6/25/37 (a)(g)	272	490
Series 2007-66 Class SB, 39.600% - 1 month U.S. LIBOR 27.8419% 7/25/37 (a)(g)	81	129
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 4.3903% 3/25/38 (a)(f)(g)	422	59
Series 2009-76 Class MI, 5.5% 9/25/24 (f)	3	0
Series 2009-85 Class IB, 4.5% 8/25/24 (f)	23	1
Series 2009-93 Class IC, 4.5% 9/25/24 (f)	30	1
Series 2010-12 Class AI, 5% 12/25/18 (f)	2	0
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 4.0903% 12/25/40 (a)(f)(g)	394	51
Class ZA, 4.5% 12/25/40	153	160
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	448	44
Series 2010-150 Class ZC, 4.75% 1/25/41	1,275	1,361
Series 2010-23:
Class AI, 5% 12/25/18 (f)	1	0
Class HI, 4.5% 10/25/18 (f)	4	0
Series 2010-29 Class LI, 4.5% 6/25/19 (f)	7	0
Series 2010-95 Class ZC, 5% 9/25/40	2,530	2,730
Series 2010-97 Class CI, 4.5% 8/25/25 (f)	92	4
Series 2011-110 Class SA, 6.610% - 1 month U.S. LIBOR 4.6503% 4/25/41 (a)(f)(g)	754	101
Series 2011-112 Class SA, 6.550% - 1 month U.S. LIBOR 4.5903% 11/25/41 (a)(f)(g)	725	110
Series 2011-123 Class SD, 6.600% - 1 month U.S. LIBOR 4.6403% 8/25/39 (a)(f)(g)	637	75
Series 2011-4 Class PZ, 5% 2/25/41	537	596
Series 2011-67 Class AI, 4% 7/25/26 (f)	122	11
Series 2011-83 Class DI, 6% 9/25/26 (f)	136	11
Series 2012-100 Class WI, 3% 9/25/27 (f)	1,191	111
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 4.6903% 12/25/30 (a)(f)(g)	431	48
Series 2012-47 Class SD, 6.450% - 1 month U.S. LIBOR 4.4903% 5/25/42 (a)(f)(g)	1,516	269
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.5903% 6/25/41 (a)(f)(g)	527	69
Series 2013-133 Class IB, 3% 4/25/32 (f)	829	77
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 4.0903% 1/25/44 (a)(f)(g)	359	53
Series 2013-51 Class GI, 3% 10/25/32 (f)	270	26
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 4.7603% 6/25/35 (a)(f)(g)	441	68
Series 2015-42:
Class IL, 6% 6/25/45 (f)	1,752	414
Class LS, 6.200% - 1 month U.S. LIBOR 4.2403% 6/25/45 (a)(f)(g)	1,956	256
Series 2015-70 Class JC, 3% 10/25/45	2,184	2,168
Series 2016-78 Class CS, 6.100% - 1 month U.S. LIBOR 4.1403% 5/25/39 (a)(f)(g)	3,402	478
Series 2017-30 Class AI, 5.5% 5/25/47	852	197
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 29, 5.5% 8/25/18 (f)	0	0
Series 348 Class 14, 6.5% 8/25/34 (a)(f)	117	27
Series 351:
Class 12, 5.5% 4/25/34 (a)(f)	74	14
Class 13, 6% 3/25/34 (f)	102	20
Series 359 Class 19, 6% 7/25/35 (a)(f)	62	12
Series 384 Class 6, 5% 7/25/37 (f)	227	44
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	402	434
Series 2104 Class PG, 6% 12/15/28	115	125
Series 2121 Class MG, 6% 2/15/29	165	178
Series 2154 Class PT, 6% 5/15/29	293	317
Series 2162 Class PH, 6% 6/15/29	44	47
Series 2520 Class BE, 6% 11/15/32	205	226
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 5.6813% 3/15/23 (a)(f)(g)	13	1
Series 2693 Class MD, 5.5% 10/15/33	3,584	3,895
Series 2802 Class OB, 6% 5/15/34	820	881
Series 3002 Class NE, 5% 7/15/35	324	343
Series 3189 Class PD, 6% 7/15/36	309	344
Series 3415 Class PC, 5% 12/15/37	92	97
Series 3786 Class HI, 4% 3/15/38 (f)	436	33
Series 3806 Class UP, 4.5% 2/15/41	925	961
Series 3832 Class PE, 5% 3/15/41	960	1,032
Series 4135 Class AB, 1.75% 6/15/42	215	205
Series 70 Class C, 9% 9/15/20	0	0
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	56	61
Series 2135 Class JE, 6% 3/15/29	226	244
Series 2274 Class ZM, 6.5% 1/15/31	102	112
Series 2281 Class ZB, 6% 3/15/30	81	85
Series 2357 Class ZB, 6.5% 9/15/31	203	226
Series 2502 Class ZC, 6% 9/15/32	205	225
Series 3871 Class KB, 5.5% 6/15/41	1,045	1,164
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 4.6813% 2/15/36 (a)(f)(g)	115	19
Series 1658 Class GZ, 7% 1/15/24	202	215
Series 2013-4281 Class AI, 4% 12/15/28 (f)	952	78
Series 2017-4683 Class LM, 3% 5/15/47	1,768	1,757
Series 2380 Class SY, 8.200% - 1 month U.S. LIBOR 6.2813% 11/15/31 (a)(f)(g)	803	108
Series 2587 Class IM, 6.5% 3/15/33 (f)	112	26
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 34.3284% 8/15/24 (a)(g)	5	7
Class SD, 86.400% - 1 month U.S. LIBOR 61.5068% 8/15/24 (a)(g)	8	13
Series 2933 Class ZM, 5.75% 2/15/35	712	801
Series 2935 Class ZK, 5.5% 2/15/35	1,166	1,271
Series 2947 Class XZ, 6% 3/15/35	417	458
Series 2996 Class ZD, 5.5% 6/15/35	546	604
Series 3055 Class CS, 6.590% - 1 month U.S. LIBOR 4.6713% 10/15/35 (a)(f)(g)	156	25
Series 3237 Class C, 5.5% 11/15/36	811	888
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 4.7413% 11/15/36 (a)(f)(g)	313	50
Series 3284 Class CI, 6.120% - 1 month U.S. LIBOR 4.2013% 3/15/37 (a)(f)(g)	682	100
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 4.8313% 3/15/37 (a)(f)(g)	421	71
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 4.8413% 4/15/37 (a)(f)(g)	637	111
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.6613% 6/15/37 (a)(f)(g)	266	39
Series 3772 Class BI, 4.5% 10/15/18 (f)	8	0
Series 3949 Class MK, 4.5% 10/15/34	233	244
Series 3955:
Class GS, 5.950% - 1 month U.S. LIBOR 4.0313% 9/15/41 (a)(f)(g)	683	90
Class YI, 3% 11/15/21 (f)	532	19
Series 4055 Class BI, 3.5% 5/15/31 (f)	772	82
Series 4149 Class IO, 3% 1/15/33 (f)	119	15
Series 4314 Class AI, 5% 3/15/34 (f)	271	27
Series 4427 Class LI, 3.5% 2/15/34 (f)	1,310	172
Series 4471 Class PA 4% 12/15/40	2,897	2,974
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	165	181
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	2,492	2,574
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 4.7563% 6/16/37 (a)(f)(g)	155	27
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.205% 7/20/60 (a)(b)(h)	239	239
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.1831% 9/20/60 (a)(b)(h)	290	290
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.1831% 8/20/60 (a)(b)(h)	325	324
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.3831% 4/20/61 (a)(b)(h)	125	125
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.5331% 5/20/61 (a)(b)(h)	316	316
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 6.1045% 12/20/40 (a)(g)	1,181	1,216
Series 2011-136 Class WI, 4.5% 5/20/40 (f)	253	30
sequential payer:
Series 2002-24 Class SK, 7.950% - 1 month U.S. LIBOR 6.0163% 4/16/32 (a)(f)(g)	794	130
Series 2002-42 Class ZA, 6% 6/20/32	261	285
Series 2004-24 Class ZM, 5% 4/20/34	513	548
Series 2010-160 Class DY, 4% 12/20/40	3,305	3,416
Series 2010-170 Class B, 4% 12/20/40	746	771
Series 2001-3 Class S, 8.100% - 1 month U.S. LIBOR 6.1663% 2/16/31 (a)(f)(g)	163	22
Series 2001-36:
Class SB, 8.100% - 1 month U.S. LIBOR 6.1663% 12/16/23 (a)(f)(g)	367	39
Class SP, 8.750% - 1 month U.S. LIBOR 6.8163% 9/16/26 (a)(f)(g)	203	19
Series 2001-38 Class SB, 7.580% - 1 month U.S. LIBOR 5.6463% 8/16/31 (a)(f)(g)	271	37
Series 2001-49:
Class SC, 7.600% - 1 month U.S. LIBOR 5.6663% 12/16/25 (a)(f)(g)	498	51
Class SL, 7.600% - 1 month U.S. LIBOR 5.6663% 5/16/30 (a)(f)(g)	761	103
Class SV, 8.250% - 1 month U.S. LIBOR 6.3163% 12/16/28 (a)(f)(g)	57	5
Series 2001-50:
Class SD, 8.200% - 1 month U.S. LIBOR 6.2523% 11/20/31 (a)(f)(g)	393	71
Class ST, 7.700% - 1 month U.S. LIBOR 5.7663% 8/16/27 (a)(f)(g)	180	24
Series 2002-5 Class SP, 7.450% - 1 month U.S. LIBOR 5.5163% 1/16/32 (a)(f)(g)	263	31
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.5663% 5/16/34 (a)(f)(g)	267	39
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 5.2663% 8/17/34 (a)(f)(g)	103	19
Series 2011-52 Class HI, 7% 4/16/41 (f)	1,115	250
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 4.7663% 6/16/42 (a)(f)(g)	494	77
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 6.0697% 4/20/39 (a)(g)	718	732
Class ST, 8.800% - 1 month U.S. LIBOR 6.203% 8/20/39 (a)(g)	2,117	2,181
Series 2013-149 Class MA, 2.5% 5/20/40	4,047	3,944
Series 2015-H13 Class HA, 2.5% 8/20/64 (h)	8,317	8,280
Series 2015-H17 Class HA, 2.5% 5/20/65 (h)	3,498	3,482
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.44% 8/20/66 (a)(b)(h)	5,705	5,713
		70,740
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $102,483)		100,826

Commercial Mortgage Securities - 6.6%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8369% 2/14/43 (a)(f)	71	1
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (e)	1,357	1,360
Bayview Commercial Asset Trust floater Series 2007-3:
Class M1, 1 month U.S. LIBOR + 0.310% 2.2071% 7/25/37 (a)(b)(e)	26	24
Class M2, 1 month U.S. LIBOR + 0.340% 2.2371% 7/25/37 (a)(b)(e)	28	25
Class M3, 1 month U.S. LIBOR + 0.370% 2.2671% 7/25/37 (a)(b)(e)	45	39
Citigroup Commercial Mortgage Trust:
Series 2015-GC33 Class XA, 1.107% 9/10/58 (a)(f)	22,578	1,214
Series 2016-P6 Class XA, 0.9697% 12/10/49 (a)(f)	22,464	999
COMM Mortgage Trust:
Series 2014-CR19 Class XA, 1.3664% 8/10/47 (a)(f)	33,425	1,516
Series 2014-CR20 Class XA, 1.2972% 11/10/47 (a)(f)	6,093	304
Series 2014-LC17 Class XA, 1.088% 10/10/47 (a)(f)	24,966	794
Series 2014-UBS4 Class XA, 1.3645% 8/10/47 (a)(f)	28,140	1,353
Series 2014-UBS6 Class XA, 1.1566% 12/10/47 (a)(f)	14,623	640
Series 2015-DC1 Class XA, 1.2839% 2/10/48 (a)(f)	36,872	1,826
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27	11,695	11,292
Freddie Mac:
floater:
Series KP04 Class AG1, 1 month U.S. LIBOR + 0.220% 2.1293% 7/25/20 (a)(b)	2,700	2,702
Series KP04, Class AG2, 1 month U.S. LIBOR + 0.200% 2.1093% 10/25/19 (a)(b)	5,400	5,400
sequential payer:
Series 2017-K066 Class A2, 3.117% 6/25/27	2,200	2,159
Series 2018-K731 Class A2, 3.514% 2/25/25	4,860	4,985
Series K073 Class A2, 3.35% 1/25/28	4,000	3,984
Series 2018-K075 Class A2, 3.672% 2/25/28	7,070	7,208
Series K076 Class A2, 3.9% 4/25/28	2,300	2,399
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1 month U.S. LIBOR + 1.300% 3.327% 12/15/34 (a)(b)(e)	1,828	1,828
GP Portfolio Trust Series 2014-GPP Class A, 1 month U.S. LIBOR + 1.200% 3.0969% 2/15/27 (a)(b)(e)	190	190
GS Mortgage Securities Trust:
Series 2013-GC12 Class XA, 1.6282% 6/10/46 (a)(f)	6,669	375
Series 2014-GC20 Class XA, 1.1657% 4/10/47 (a)(f)	6,469	289
Series 2015-GC34 Class XA, 1.5065% 10/10/48 (a)(f)	10,506	752
JPMBB Commercial Mortgage Securities Trust Series 2014-C19 Class XA, 1.2909% 4/15/47 (a)(f)	6,510	145
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-WP Class TA, 1 month U.S. LIBOR + 1.450% 3.3469% 10/15/33 (a)(b)(e)	769	771
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.2809% 10/15/48 (a)(f)	13,638	825
MSCG Trust Series 2016-SNR Class A, 3.4596% 11/15/34 (a)(e)	1,220	1,190
RETL floater Series 2018-RVP Class A, 1 month U.S. LIBOR + 1.100% 2.9969% 3/15/33 (a)(b)(e)	1,627	1,635
SCG Trust Series 2013-SRP1 Class A, 1 month U.S. LIBOR + 1.400% 3.5469% 11/15/26 (a)(b)(e)	3,571	3,571
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.2306% 12/15/50 (a)(f)	16,943	1,256
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31 Class XA, 1.2412% 11/15/48 (a)(f)	10,955	667
Series 2017-C42 Class XA, 1.0468% 12/15/50 (a)(f)	19,709	1,339
WF-RBS Commercial Mortgage Trust Series 2014-C24 Class XA, 1.0903% 11/15/47 (a)(f)	8,252	337
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $66,217)		65,394
	Shares	Value (000s)

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 1.76% (i)
(Cost $13,122)	13,118,887	13,122

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 3.085% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2028	5/10/21	$4,500	$124
Call Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 3.085% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2028	5/10/21	4,500	164
TOTAL PURCHASED SWAPTIONS
(Cost $278)			288
TOTAL INVESTMENT IN SECURITIES - 128.1%
(Cost $1,286,536)			1,268,858
NET OTHER ASSETS (LIABILITIES) - (28.1)%			(278,286)
NET ASSETS - 100%			$990,572

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3.5% 6/1/48	$(2,900)	$(2,890)
3.5% 6/1/48	(1,400)	(1,395)
3.5% 6/1/48	(1,700)	(1,694)
4% 6/1/48	(5,000)	(5,108)
4% 6/1/48	(4,000)	(4,087)
4% 6/1/48	(4,500)	(4,597)
4% 6/1/48	(4,514)	(4,612)
4% 6/1/48	(4,500)	(4,597)
4% 6/1/48	(4,500)	(4,597)
4% 6/1/48	(4,425)	(4,521)
4% 6/1/48	(4,425)	(4,521)
4% 6/1/48	(8,836)	(9,027)
4% 6/1/48	(4,514)	(4,612)
4.5% 6/1/48	(27,850)	(29,069)

TOTAL FANNIE MAE		(85,327)

Ginnie Mae
3.5% 6/1/48	(16,300)	(16,378)
TOTAL TBA SALE COMMITMENTS
(Proceeds $101,620)		$(101,705)

Written Swaptions
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 3.065% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2028	2/5/21	$9,800	$(270)
Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 3.065% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2028	2/5/21	9,800	(331)
TOTAL WRITTEN SWAPTIONS			$(601)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	46	Sept. 2018	$5,540	$(90)	$(90)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	283	Sept. 2018	60,062	(235)	(235)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	29	Sept. 2018	3,303	(32)	(32)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	12	Sept. 2018	1,742	(27)	(27)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	93	Sept. 2018	11,936	(241)	(241)
TOTAL FUTURES CONTRACTS					$(625)

The notional amount of futures sold as a percentage of Net Assets is 8.3%

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $345,000.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $84,216,000 or 8.5% of net assets.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$176
Total	$176

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$997,434	$--	$997,434	$--
Asset-Backed Securities	91,794	--	91,794	--
Collateralized Mortgage Obligations	100,826	--	100,826	--
Commercial Mortgage Securities	65,394	--	65,394	--
Money Market Funds	13,122	13,122	--	--
Purchased Swaptions	288	--	288	--
Total Investments in Securities:	$1,268,858	$13,122	$1,255,736	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(625)	$(625)	$--	$--
Written Swaptions	(601)	--	(601)	--
Total Liabilities	$(1,226)	$(625)	$(601)	$--
Total Derivative Instruments:	$(1,226)	$(625)	$(601)	$--
Other Financial Instruments:
TBA Sale Commitments	$(101,705)	$--	$(101,705)	$--
Total Other Financial Instruments:	$(101,705)	$--	$(101,705)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Limited Term Bond Fund

May 31, 2018

LTB-QTLY-0718
1.804849.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 74.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 8.6%
Automobiles - 3.9%
American Honda Finance Corp.:
1.7% 2/22/19	$1,918,000	$1,910,745
1.7% 9/9/21	3,613,000	3,461,373
2% 2/14/20	5,000,000	4,929,872
2.65% 2/12/21	5,000,000	4,986,290
BMW U.S. Capital LLC:
2.15% 4/6/20 (a)	7,000,000	6,899,963
2.7% 4/6/22 (a)	5,799,000	5,663,161
Daimler Finance North America LLC:
1.5% 7/5/19 (a)	5,000,000	4,931,376
2.25% 3/2/20 (a)	3,020,000	2,980,906
2.3% 1/6/20 (a)	5,000,000	4,946,359
2.3% 2/12/21 (a)	5,500,000	5,361,650
2.45% 5/18/20 (a)	6,415,000	6,340,329
2.85% 1/6/22 (a)	3,175,000	3,109,406
General Motors Financial Co., Inc.:
2.35% 10/4/19	5,000,000	4,964,000
2.65% 4/13/20	7,684,000	7,612,312
3.15% 1/15/20	5,000,000	5,003,041
3.2% 7/13/20	5,000,000	4,993,093
3.25% 1/5/23	5,000,000	4,865,183
3.55% 4/9/21	3,143,000	3,146,571
4.2% 3/1/21	3,000,000	3,054,783
Volkswagen Group of America Finance LLC 2.4% 5/22/20 (a)	4,458,000	4,399,592
Volkswagen International Finance NV 2.125% 11/20/18 (a)	1,500,000	1,495,992
		95,055,997
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 2.9% 2/21/21	4,228,000	4,188,399
Hotels, Restaurants & Leisure - 0.6%
McDonald's Corp.:
2.2% 5/26/20	5,000,000	4,938,481
2.625% 1/15/22	3,229,000	3,186,390
2.75% 12/9/20	5,345,000	5,334,618
		13,459,489
Household Durables - 0.6%
D.R. Horton, Inc.:
2.55% 12/1/20	3,743,000	3,677,874
4% 2/15/20	3,000,000	3,044,514
Lennar Corp. 2.95% 11/29/20 (a)	5,800,000	5,626,000
Toll Brothers Finance Corp. 4% 12/31/18	2,500,000	2,500,000
		14,848,388
Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc. 2.8% 8/22/24 (a)	4,922,000	4,764,119
Media - 3.1%
21st Century Fox America, Inc. 4.5% 2/15/21	13,000,000	13,433,261
British Sky Broadcasting Group PLC 2.625% 9/16/19 (a)	3,000,000	2,983,184
CBS Corp. 2.3% 8/15/19	3,663,000	3,633,101
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20	15,000,000	15,030,552
Comcast Corp. 1.625% 1/15/22	15,111,000	14,262,755
Discovery Communications LLC 2.95% 3/20/23	7,000,000	6,732,476
Historic Tw, Inc. 6.875% 6/15/18	5,095,000	5,102,108
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (a)	3,000,000	2,979,583
Time Warner Cable, Inc.:
6.75% 7/1/18	5,651,000	5,666,970
8.25% 4/1/19	500,000	521,675
Time Warner, Inc.:
2.1% 6/1/19	2,000,000	1,985,979
4.75% 3/29/21	3,683,000	3,825,467
		76,157,111

TOTAL CONSUMER DISCRETIONARY		208,473,503

CONSUMER STAPLES - 3.8%
Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	12,890,000	12,767,382
3.3% 2/1/23	9,190,000	9,138,113
PepsiCo, Inc. 1.7% 10/6/21	5,000,000	4,807,633
		26,713,128
Food & Staples Retailing - 0.6%
Alimentation Couche-Tard, Inc. 2.35% 12/13/19 (a)	10,000,000	9,891,618
Kroger Co. 3.3% 1/15/21	5,000,000	5,017,712
		14,909,330
Food Products - 0.5%
General Mills, Inc.:
2.2% 10/21/19	2,000,000	1,980,176
3.2% 4/16/21	944,000	942,072
The J.M. Smucker Co. 2.5% 3/15/20	1,964,000	1,947,767
Tyson Foods, Inc. 2.65% 8/15/19	7,000,000	6,985,591
		11,855,606
Tobacco - 1.6%
Altria Group, Inc. 2.625% 1/14/20	5,000,000	4,983,664
Bat Capital Corp. 2.764% 8/15/22 (a)	10,000,000	9,636,227
BAT International Finance PLC 2.75% 6/15/20 (a)	8,160,000	8,083,740
Imperial Tobacco Finance PLC:
2.05% 7/20/18 (a)	2,866,000	2,864,051
2.95% 7/21/20 (a)	3,000,000	2,976,715
Philip Morris International, Inc. 1.875% 2/25/21	6,954,000	6,751,704
Reynolds American, Inc.:
3.25% 6/12/20	1,162,000	1,162,647
4% 6/12/22	1,077,000	1,088,622
		37,547,370

TOTAL CONSUMER STAPLES		91,025,434

ENERGY - 7.0%
Energy Equipment & Services - 0.7%
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	810,963
Petrofac Ltd. 3.4% 10/10/18 (a)	1,000,000	993,450
Schlumberger Holdings Corp.:
2.35% 12/21/18 (a)	9,662,000	9,643,336
3% 12/21/20 (a)	5,000,000	4,986,433
		16,434,182
Oil, Gas & Consumable Fuels - 6.3%
Anadarko Petroleum Corp. 4.85% 3/15/21	559,000	578,668
BP Capital Markets PLC:
1.676% 5/3/19	989,000	980,251
2.315% 2/13/20	4,411,000	4,373,979
2.521% 1/15/20	4,688,000	4,667,425
Canadian Natural Resources Ltd. 3.45% 11/15/21	7,927,000	7,955,971
Cenovus Energy, Inc.:
3% 8/15/22	1,504,000	1,444,388
5.7% 10/15/19	297,000	305,524
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	2,107,000	2,107,000
3.3% 6/1/20	1,439,000	1,435,787
DCP Midstream LLC 5.35% 3/15/20 (a)	6,738,000	6,906,450
DCP Midstream Operating LP 2.7% 4/1/19	821,000	816,895
Devon Energy Corp. 3.25% 5/15/22	7,000,000	6,908,091
Encana Corp.:
3.9% 11/15/21	4,500,000	4,543,153
6.5% 5/15/19	5,000,000	5,150,264
Energy Transfer Partners LP 2.5% 6/15/18	1,332,000	1,332,030
EnLink Midstream Partners LP 2.7% 4/1/19	785,000	782,077
Enterprise Products Operating LP:
2.55% 10/15/19	5,678,000	5,640,510
2.8% 2/15/21	2,038,000	2,019,879
2.85% 4/15/21	1,590,000	1,575,717
EQT Corp. 2.5% 10/1/20	2,497,000	2,445,785
Exxon Mobil Corp.:
2.222% 3/1/21	3,780,000	3,724,456
2.726% 3/1/23	2,954,000	2,906,859
Kinder Morgan Energy Partners LP 2.65% 2/1/19	1,737,000	1,731,368
Kinder Morgan, Inc. 3.05% 12/1/19	4,285,000	4,285,361
Marathon Oil Corp. 2.8% 11/1/22	7,000,000	6,730,996
MPLX LP 3.375% 3/15/23	4,618,000	4,558,485
Petrobras Global Finance BV 6.125% 1/17/22	7,000,000	7,329,000
Petroleos Mexicanos:
4.625% 9/21/23	4,535,000	4,441,398
5.375% 3/13/22	6,440,000	6,600,420
6.375% 2/4/21	2,000,000	2,090,000
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	9,900,000	9,819,918
3.65% 6/1/22	4,768,000	4,700,593
5.75% 1/15/20	962,000	998,380
Shell International Finance BV 2.125% 5/11/20	2,287,000	2,260,348
Spectra Energy Partners LP 2.95% 9/25/18	90,000	90,039
Total Capital International SA 2.125% 1/10/19	2,000,000	1,994,417
TransCanada PipeLines Ltd.:
2.125% 11/15/19	5,610,000	5,545,784
2.5% 8/1/22	5,142,000	4,956,676
3.125% 1/15/19	1,693,000	1,695,977
Western Gas Partners LP:
2.6% 8/15/18	1,257,000	1,256,283
5.375% 6/1/21	7,371,000	7,667,562
Williams Partners LP 3.6% 3/15/22	7,000,000	6,972,670
		154,326,834

TOTAL ENERGY		170,761,016

FINANCIALS - 32.6%
Banks - 15.0%
ABN AMRO Bank NV 2.1% 1/18/19 (a)	5,000,000	4,980,110
Australia & New Zealand Banking Group Ltd. 2.25% 6/13/19	3,250,000	3,234,887
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (a)	2,575,000	2,577,704
6.369% 6/16/18 (a)	962,000	961,567
Bank of America Corp.:
2.25% 4/21/20	8,140,000	8,029,612
2.369% 7/21/21 (b)	5,000,000	4,909,247
2.625% 10/19/20	12,000,000	11,889,578
2.625% 4/19/21	13,000,000	12,792,054
3.004% 12/20/23 (b)	6,462,000	6,272,212
Bank of Nova Scotia 2.8% 7/21/21	2,000,000	1,979,588
Bank of Tokyo-Mitsubishi UFJ Ltd.:
2.3% 3/5/20 (a)	3,000,000	2,954,604
2.35% 9/8/19 (a)	3,050,000	3,028,700
Barclays Bank PLC 2.65% 1/11/21	5,500,000	5,391,645
Barclays PLC:
2.75% 11/8/19	5,331,000	5,302,303
2.875% 6/8/20	3,000,000	2,967,693
3.2% 8/10/21	5,045,000	4,970,410
3.25% 1/12/21	2,046,000	2,024,081
Bnp Paribas Mtn Be 2.375% 5/21/20	3,000,000	2,965,669
BPCE SA 2.5% 7/15/19	2,000,000	1,988,500
Capital One NA:
2.35% 1/31/20	1,000,000	987,858
2.4% 9/5/19	2,000,000	1,986,080
CIT Group, Inc. 3.875% 2/19/19	2,545,000	2,554,544
Citigroup, Inc.:
2.05% 6/7/19	2,000,000	1,983,682
2.35% 8/2/21	10,000,000	9,703,876
2.4% 2/18/20	4,000,000	3,959,445
2.45% 1/10/20	3,000,000	2,972,053
2.5% 7/29/19	2,000,000	1,995,019
2.55% 4/8/19	3,000,000	2,995,908
2.65% 10/26/20	3,000,000	2,962,401
2.7% 3/30/21	5,000,000	4,916,271
2.7% 10/27/22	5,000,000	4,822,079
2.75% 4/25/22	4,010,000	3,894,690
4.4% 6/10/25	2,604,000	2,607,488
Citizens Bank NA:
2.45% 12/4/19	5,526,000	5,489,232
2.55% 5/13/21	6,501,000	6,369,322
2.65% 5/26/22	3,000,000	2,907,476
Citizens Financial Group, Inc. 2.375% 7/28/21	417,000	404,561
Commonwealth Bank of Australia:
2.25% 3/13/19	750,000	747,706
2.3% 9/6/19	2,000,000	1,987,708
Credit Agricole SA 2.75% 6/10/20 (a)	8,000,000	7,933,304
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	6,000,000	6,009,489
Credit Suisse New York Branch:
2.3% 5/28/19	5,750,000	5,724,869
3% 10/29/21	1,500,000	1,485,446
Discover Bank 3.35% 2/6/23	1,557,000	1,527,407
Fifth Third Bancorp:
2.3% 3/1/19	279,000	278,175
2.875% 7/27/20	3,200,000	3,186,306
First Horizon National Corp. 3.5% 12/15/20	3,000,000	3,011,239
HSBC Holdings PLC:
2.95% 5/25/21	4,000,000	3,949,537
3.95% 5/18/24 (b)	3,000,000	3,007,078
HSBC U.S.A., Inc. 2.375% 11/13/19	3,000,000	2,985,641
Huntington Bancshares, Inc.:
2.3% 1/14/22	5,000,000	4,813,681
3.15% 3/14/21	3,000,000	2,992,407
7% 12/15/20	180,000	195,452
ING Bank NV 2.7% 8/17/20 (a)	1,438,000	1,423,091
ING Groep NV 3.15% 3/29/22	5,250,000	5,154,893
Intesa Sanpaolo SpA 3.375% 1/12/23 (a)	5,775,000	5,408,249
JPMorgan Chase & Co.:
2.2% 10/22/19	10,058,000	9,984,987
2.25% 1/23/20	8,000,000	7,909,717
2.55% 10/29/20	7,500,000	7,398,988
2.75% 6/23/20	7,000,000	6,950,991
3.559% 4/23/24 (b)	5,000,000	4,973,024
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	5,000,000	4,812,962
2.95% 3/1/21	2,300,000	2,282,105
2.998% 2/22/22	2,619,000	2,577,469
Mizuho Bank Ltd.:
2.45% 4/16/19 (a)	1,400,000	1,396,117
2.65% 9/25/19 (a)	2,000,000	1,991,706
Mizuho Financial Group, Inc.:
2.273% 9/13/21	3,000,000	2,889,646
2.632% 4/12/21 (a)	5,180,000	5,071,822
2.953% 2/28/22	6,000,000	5,871,877
MUFG Americas Holdings Corp. 2.25% 2/10/20	1,241,000	1,223,345
Nordea Bank AB 2.375% 4/4/19 (a)	1,000,000	997,966
Regions Bank 2.75% 4/1/21	5,000,000	4,926,165
Regions Financial Corp.:
2.75% 8/14/22	4,251,000	4,116,515
3.2% 2/8/21	4,000,000	3,991,025
Royal Bank of Canada:
1.5% 7/29/19	5,000,000	4,936,825
2.125% 3/2/20	5,350,000	5,274,718
Royal Bank of Scotland Group PLC 3.875% 9/12/23	7,000,000	6,832,923
Santander Holdings U.S.A., Inc. 3.4% 1/18/23	5,500,000	5,322,954
Sumitomo Mitsui Banking Corp.:
2.25% 7/11/19	3,500,000	3,477,957
2.45% 1/16/20	3,000,000	2,970,956
2.65% 7/23/20	3,000,000	2,973,798
Sumitomo Mitsui Financial Group, Inc. 2.934% 3/9/21	2,449,000	2,426,640
SunTrust Banks, Inc.:
2.5% 5/1/19	550,000	548,703
2.9% 3/3/21	2,828,000	2,800,248
Synchrony Bank 3% 6/15/22	2,328,000	2,245,419
Synovus Financial Corp. 3.125% 11/1/22	7,118,000	6,868,728
The Toronto-Dominion Bank:
2.125% 4/7/21	4,000,000	3,893,320
2.25% 11/5/19	2,000,000	1,988,735
Wells Fargo & Co. 2.6% 7/22/20	8,000,000	7,900,014
Westpac Banking Corp.:
1.6% 8/19/19	5,000,000	4,932,343
2.8% 1/11/22	5,000,000	4,911,650
		364,226,185
Capital Markets - 7.4%
Credit Suisse Group AG 3.574% 1/9/23 (a)	15,000,000	14,776,806
Deutsche Bank AG 2.7% 7/13/20	10,000,000	9,793,301
Deutsche Bank AG London Branch:
2.5% 2/13/19	2,250,000	2,236,827
2.85% 5/10/19	5,968,000	5,913,371
Deutsche Bank AG New York Branch:
3.15% 1/22/21	3,179,000	3,108,209
3.3% 11/16/22	5,000,000	4,753,216
E*TRADE Financial Corp. 2.95% 8/24/22	10,000,000	9,749,783
Goldman Sachs Group, Inc.:
2.3% 12/13/19	5,000,000	4,955,817
2.625% 1/31/19	13,000,000	13,004,057
2.876% 10/31/22 (b)	12,097,000	11,798,593
2.905% 7/24/23 (b)	10,000,000	9,668,560
3.2% 2/23/23	5,500,000	5,383,865
IntercontinentalExchange, Inc. 2.75% 12/1/20	2,647,000	2,635,224
Lazard Group LLC 4.25% 11/14/20	543,000	555,300
Legg Mason, Inc. 2.7% 7/15/19	2,000,000	1,995,509
Moody's Corp.:
2.625% 1/15/23	5,950,000	5,726,399
2.75% 7/15/19	8,000,000	7,985,939
2.75% 12/15/21	647,000	634,282
Morgan Stanley:
2.375% 7/23/19	9,660,000	9,618,157
2.5% 1/24/19	1,750,000	1,748,457
2.5% 4/21/21	6,200,000	6,066,957
2.625% 11/17/21	5,350,000	5,218,768
2.65% 1/27/20	11,000,000	10,933,802
3.737% 4/24/24 (b)	5,000,000	4,984,659
4.875% 11/1/22	7,000,000	7,297,732
5.5% 1/26/20	2,000,000	2,078,780
5.625% 9/23/19	112,000	115,946
7.3% 5/13/19	603,000	627,725
S&P Global, Inc. 2.5% 8/15/18	1,049,000	1,049,108
UBS AG London Branch 2.2% 6/8/20 (a)	8,000,000	7,849,232
UBS AG Stamford Branch 2.375% 8/14/19	5,843,000	5,813,899
		178,078,280
Consumer Finance - 4.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.3% 1/23/23	7,000,000	6,777,259
3.5% 5/26/22	915,000	898,165
Ally Financial, Inc.:
3.25% 11/5/18	3,000,000	2,998,200
4.25% 4/15/21	2,920,000	2,934,600
American Express Credit Corp.:
2.2% 3/3/20	5,000,000	4,937,016
2.25% 5/5/21	4,000,000	3,903,374
Capital One Financial Corp. 3.2% 1/30/23	7,000,000	6,818,719
Discover Financial Services 5.2% 4/27/22	3,239,000	3,386,453
Ford Motor Credit Co. LLC:
1.897% 8/12/19	3,000,000	2,959,391
2.343% 11/2/20	5,500,000	5,372,630
2.425% 6/12/20	3,000,000	2,951,318
2.597% 11/4/19	7,000,000	6,958,925
2.681% 1/9/20	4,063,000	4,035,095
3.157% 8/4/20	3,000,000	2,987,641
3.336% 3/18/21	4,500,000	4,469,526
3.339% 3/28/22	2,246,000	2,210,820
4.14% 2/15/23	5,000,000	5,033,860
Hyundai Capital America:
2% 7/1/19 (a)	3,000,000	2,957,443
2.55% 2/6/19 (a)	4,759,000	4,740,932
2.6% 3/19/20 (a)	2,000,000	1,970,063
Synchrony Financial:
2.6% 1/15/19	5,887,000	5,877,327
2.7% 2/3/20	2,500,000	2,480,254
3% 8/15/19	5,516,000	5,514,552
Toyota Motor Credit Corp.:
1.55% 10/18/19	2,244,000	2,208,381
2.6% 1/11/22	5,500,000	5,402,562
		100,784,506
Diversified Financial Services - 0.9%
AXA Equitable Holdings, Inc. 3.9% 4/20/23 (a)	467,000	465,236
Berkshire Hathaway, Inc. 2.2% 3/15/21	1,436,000	1,417,620
Brixmor Operating Partnership LP 3.875% 8/15/22	2,222,000	2,218,943
GE Capital International Funding Co. 2.342% 11/15/20	11,630,000	11,381,021
General Electric Capital Corp. 2.2% 1/9/20	2,577,000	2,553,129
ING Bank NV 1.65% 8/15/19 (a)	4,000,000	3,947,240
		21,983,189
Insurance - 5.1%
ACE INA Holdings, Inc. 2.3% 11/3/20	1,173,000	1,154,998
AFLAC, Inc. 2.4% 3/16/20	6,000,000	5,954,176
AIA Group Ltd. 2.25% 3/11/19 (a)	8,529,000	8,464,818
American International Group, Inc.:
2.3% 7/16/19	10,304,000	10,240,836
3.3% 3/1/21	4,987,000	4,995,794
4.2% 4/1/28	4,000,000	3,958,466
4.875% 6/1/22	1,484,000	1,556,127
Aon Corp. 5% 9/30/20	2,178,000	2,262,507
Aon PLC 2.8% 3/15/21	7,000,000	6,894,996
Great-West Life & Annuity Insurance Co. 3 month U.S. LIBOR + 2.538% 4.868% 5/16/46 (a)(b)(c)	259,000	259,000
Hartford Financial Services Group, Inc. 5.5% 3/30/20	4,601,000	4,792,526
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	16,714,000	17,436,841
Marsh & McLennan Companies, Inc.:
2.35% 3/6/20	5,000,000	4,948,347
2.75% 1/30/22	2,231,000	2,178,716
3.3% 3/14/23	1,731,000	1,714,619
MassMutual Global Funding II:
2.35% 4/9/19 (a)	1,000,000	998,640
2.5% 4/13/22 (a)	5,440,000	5,303,414
Metropolitan Life Global Funding I:
1.75% 9/19/19 (a)	5,600,000	5,523,933
2% 4/14/20 (a)	3,000,000	2,946,161
2.65% 4/8/22 (a)	5,000,000	4,873,338
Pricoa Global Funding I 2.45% 9/21/22 (a)	4,109,000	3,959,550
Principal Life Global Funding II 2.375% 9/11/19 (a)	2,200,000	2,185,204
Protective Life Global Funding 2.615% 8/22/22 (a)	10,240,000	9,932,727
Prudential Financial, Inc. 3.5% 5/15/24	2,550,000	2,551,738
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	5,280,000	5,267,295
Unum Group 5.625% 9/15/20	2,743,000	2,884,032
		123,238,799

TOTAL FINANCIALS		788,310,959

HEALTH CARE - 7.3%
Biotechnology - 0.6%
AbbVie, Inc. 2.5% 5/14/20	5,952,000	5,897,432
Amgen, Inc.:
2.125% 5/1/20	1,618,000	1,594,086
2.2% 5/22/19	4,290,000	4,268,867
Celgene Corp. 2.875% 8/15/20	3,000,000	2,980,833
		14,741,218
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories:
2.35% 11/22/19	1,502,000	1,493,441
2.8% 9/15/20	4,182,000	4,161,056
2.9% 11/30/21	6,630,000	6,552,275
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.875% 2.9436% 12/29/20 (b)(c)	6,474,000	6,490,223
2.675% 12/15/19	287,000	285,413
2.894% 6/6/22	15,000,000	14,567,606
Danaher Corp.:
1.65% 9/15/18	3,976,000	3,968,586
2.4% 9/15/20	619,000	613,711
Medtronic, Inc. 2.5% 3/15/20	2,200,000	2,188,636
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 2.9275% 3/19/21 (b)(c)	3,916,000	3,925,462
		44,246,409
Health Care Providers & Services - 2.3%
Anthem, Inc. 2.95% 12/1/22	3,723,000	3,621,189
Cardinal Health, Inc. 1.95% 6/15/18	462,000	461,871
CVS Health Corp.:
2.8% 7/20/20	1,496,000	1,485,362
3.35% 3/9/21	11,911,000	11,934,026
3.7% 3/9/23	16,542,000	16,494,565
Express Scripts Holding Co.:
2.25% 6/15/19	1,000,000	993,881
2.6% 11/30/20	1,233,000	1,210,831
4.75% 11/15/21	2,190,000	2,270,378
Humana, Inc. 2.5% 12/15/20	3,630,000	3,574,135
McKesson Corp. 2.284% 3/15/19	686,000	683,933
UnitedHealth Group, Inc.:
2.125% 3/15/21	3,000,000	2,927,953
2.7% 7/15/20	1,361,000	1,356,976
2.875% 12/15/21	2,000,000	1,983,549
3.35% 7/15/22	3,000,000	3,020,135
WellPoint, Inc. 2.25% 8/15/19	2,950,000	2,927,851
		54,946,635
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc. 3% 4/15/23	5,000,000	4,878,817
Pharmaceuticals - 2.4%
Actavis Funding SCS:
3% 3/12/20	11,438,000	11,379,633
3.45% 3/15/22	5,000,000	4,933,973
Mylan NV:
2.5% 6/7/19	9,824,000	9,759,950
3.15% 6/15/21	2,306,000	2,279,864
Perrigo Co. PLC 3.5% 3/15/21	1,920,000	1,916,928
Perrigo Finance PLC 3.5% 12/15/21	1,375,000	1,364,587
Shire Acquisitions Investments Ireland DAC:
1.9% 9/23/19	5,000,000	4,928,118
2.4% 9/23/21	7,000,000	6,736,019
Teva Pharmaceutical Finance Netherlands III BV:
1.7% 7/19/19	4,234,000	4,136,435
2.2% 7/21/21	10,726,000	9,850,785
Zoetis, Inc. 3.45% 11/13/20	493,000	496,129
		57,782,421

TOTAL HEALTH CARE		176,595,500

INDUSTRIALS - 2.7%
Aerospace & Defense - 0.5%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	5,615,000	5,557,746
Lockheed Martin Corp. 2.5% 11/23/20	2,361,000	2,333,634
Rockwell Collins, Inc. 1.95% 7/15/19	2,148,000	2,125,899
The Boeing Co. 1.65% 10/30/20	3,000,000	2,929,504
		12,946,783
Airlines - 0.4%
Continental Airlines, Inc. 6.795% 8/2/18	1,040	1,040
Delta Air Lines, Inc.:
2.875% 3/13/20	5,500,000	5,468,541
3.4% 4/19/21	3,790,000	3,794,820
U.S. Airways pass-thru trust certificates 8.36% 1/20/19	5,262	5,420
		9,269,821
Electrical Equipment - 0.1%
Fortive Corp.:
1.8% 6/15/19	910,000	898,834
2.35% 6/15/21	1,547,000	1,504,641
		2,403,475
Industrial Conglomerates - 0.5%
Roper Technologies, Inc.:
2.05% 10/1/18	2,919,000	2,915,439
2.8% 12/15/21	3,883,000	3,814,571
3% 12/15/20	5,100,000	5,078,176
		11,808,186
Machinery - 0.2%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	263,000	260,204
John Deere Capital Corp. 2.35% 1/8/21	5,500,000	5,421,644
		5,681,848
Trading Companies & Distributors - 1.0%
Air Lease Corp.:
2.5% 3/1/21	3,120,000	3,052,042
2.625% 9/4/18	1,628,000	1,627,627
2.625% 7/1/22	5,000,000	4,802,269
3.375% 6/1/21	8,097,000	8,066,949
3.75% 2/1/22	1,228,000	1,233,671
4.75% 3/1/20	605,000	620,325
International Lease Finance Corp. 5.875% 8/15/22	4,375,000	4,682,694
		24,085,577

TOTAL INDUSTRIALS		66,195,690

INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 0.1%
Cisco Systems, Inc. 2.45% 6/15/20	3,000,000	2,986,559
Electronic Equipment & Components - 0.9%
Amphenol Corp.:
2.2% 4/1/20	5,000,000	4,936,802
3.2% 4/1/24	896,000	868,664
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (a)	4,200,000	4,216,124
4.42% 6/15/21 (a)	4,200,000	4,274,142
Tyco Electronics Group SA:
2.35% 8/1/19	3,000,000	2,986,075
2.375% 12/17/18	4,049,000	4,044,673
		21,326,480
IT Services - 0.1%
The Western Union Co. 3.65% 8/22/18	3,111,000	3,119,693
Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc. 2.85% 3/12/20	3,752,000	3,743,343
Software - 0.2%
Oracle Corp. 1.9% 9/15/21	5,000,000	4,833,991
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc. 2.85% 5/6/21	850,000	851,833
Hewlett Packard Enterprise Co. 2.85% 10/5/18	4,000,000	4,003,673
Xerox Corp. 2.75% 3/15/19	2,585,000	2,578,834
		7,434,340

TOTAL INFORMATION TECHNOLOGY		43,444,406

MATERIALS - 0.5%
Chemicals - 0.5%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (a)	3,089,000	3,086,645
Monsanto Co. 2.125% 7/15/19	3,000,000	2,976,652
The Mosaic Co. 3.25% 11/15/22	7,000,000	6,826,119
		12,889,416
REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	189,000	195,837
American Campus Communities Operating Partnership LP 3.35% 10/1/20	1,272,000	1,272,683
Boston Properties, Inc. 3.2% 1/15/25	3,000,000	2,861,940
DDR Corp.:
4.25% 2/1/26	1,865,000	1,833,586
4.625% 7/15/22	7,779,000	8,025,482
ERP Operating LP:
2.375% 7/1/19	1,641,000	1,630,051
3.375% 6/1/25	3,000,000	2,934,627
Federal Realty Investment Trust 2.55% 1/15/21	5,000,000	4,923,069
Government Properties Income Trust 3.75% 8/15/19	3,000,000	3,007,853
Healthcare Trust of America Holdings LP 2.95% 7/1/22	4,165,000	4,049,966
Kimco Realty Corp. 3.3% 2/1/25	5,500,000	5,240,788
Omega Healthcare Investors, Inc. 4.375% 8/1/23	2,877,000	2,860,856
Simon Property Group LP:
2.2% 2/1/19	462,000	460,685
2.35% 1/30/22	1,046,000	1,010,126
2.75% 6/1/23	4,610,000	4,458,330
		44,765,879
Real Estate Management & Development - 0.9%
Brandywine Operating Partnership LP 3.95% 2/15/23	3,334,000	3,346,080
Digital Realty Trust LP:
2.75% 2/1/23	2,037,000	1,946,940
3.4% 10/1/20	5,590,000	5,608,296
3.625% 10/1/22	1,040,000	1,037,256
3.95% 7/1/22	2,280,000	2,310,886
Liberty Property LP 4.75% 10/1/20	1,045,000	1,077,338
Mack-Cali Realty LP 4.5% 4/18/22	185,000	180,433
Ventas Realty LP 3.125% 6/15/23	591,000	574,077
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22	4,000,000	4,100,102
Washington Prime Group LP 3.85% 4/1/20	2,090,000	2,033,695
		22,215,103

TOTAL REAL ESTATE		66,980,982

TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.:
2.45% 6/30/20	5,088,000	5,024,558
2.8% 2/17/21	4,000,000	3,950,579
5.875% 10/1/19	5,034,000	5,229,521
BellSouth Corp. 4.333% 4/26/19 (a)(b)	5,000,000	5,062,500
British Telecommunications PLC 2.35% 2/14/19	4,296,000	4,281,215
CenturyLink, Inc. 6.15% 9/15/19	592,000	608,831
Deutsche Telekom International Financial BV 6.75% 8/20/18	2,911,000	2,936,202
Verizon Communications, Inc.:
1.75% 8/15/21	6,575,000	6,279,412
2.625% 2/21/20	1,710,000	1,702,311
2.946% 3/15/22	3,961,000	3,890,806
3% 11/1/21	4,318,000	4,292,884
		43,258,819
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC 5.45% 6/10/19	2,000,000	2,055,683

TOTAL TELECOMMUNICATION SERVICES		45,314,502

UTILITIES - 5.7%
Electric Utilities - 3.1%
American Electric Power Co., Inc. 2.15% 11/13/20	3,500,000	3,424,285
Commonwealth Edison Co. 2.15% 1/15/19	188,000	187,611
Duke Energy Corp.:
1.8% 9/1/21	1,354,000	1,292,120
2.1% 6/15/18	5,395,000	5,394,613
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (a)	48,000	51,022
Edison International 2.95% 3/15/23	730,000	706,419
Eversource Energy:
2.5% 3/15/21	4,386,000	4,321,575
2.75% 3/15/22	3,489,000	3,405,516
Exelon Corp.:
2.85% 6/15/20	2,479,000	2,464,108
3.497% 6/1/22 (b)	10,287,000	10,191,213
FirstEnergy Corp. 4.25% 3/15/23	600,000	611,571
FirstEnergy Solutions Corp. 6.05% 8/15/21 (d)	655,000	330,775
IPALCO Enterprises, Inc.:
3.45% 7/15/20	2,576,000	2,550,240
3.7% 9/1/24	1,115,000	1,081,757
ITC Holdings Corp. 2.7% 11/15/22 (a)	3,503,000	3,397,841
LG&E and KU Energy LLC 3.75% 11/15/20	5,002,000	5,066,649
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 2.9416% 3/27/20 (b)(c)	1,564,000	1,564,775
Nevada Power Co. 6.5% 8/1/18	273,000	274,757
NextEra Energy Capital Holdings, Inc. 1.649% 9/1/18	950,000	947,641
PacifiCorp 5.5% 1/15/19	2,750,000	2,797,866
Public Service Electric & Gas Co. 2.3% 9/15/18	2,000,000	1,999,273
Southern Co.:
1.85% 7/1/19	8,000,000	7,914,033
2.35% 7/1/21	5,250,000	5,107,987
TECO Finance, Inc. 5.15% 3/15/20	252,000	260,315
Virginia Electric & Power Co. 2.75% 3/15/23	10,000,000	9,690,328
Xcel Energy, Inc. 2.4% 3/15/21	1,050,000	1,029,248
		76,063,538
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP:
2.15% 6/15/19	557,000	551,135
2.7% 6/15/21	548,000	534,175
Southern Power Co. 2.375% 6/1/20	1,087,000	1,074,492
		2,159,802
Multi-Utilities - 2.5%
Berkshire Hathaway Energy Co.:
2% 11/15/18	544,000	542,820
2.375% 1/15/21	5,420,000	5,318,533
2.8% 1/15/23	5,944,000	5,809,860
CenterPoint Energy, Inc. 2.5% 9/1/22	1,229,000	1,185,593
Consolidated Edison, Inc.:
2% 3/15/20	1,355,000	1,331,193
2% 5/15/21	1,538,000	1,486,775
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.602% 9/30/66 (b)(c)	651,000	618,450
3 month U.S. LIBOR + 2.825% 5.133% 6/30/66 (b)(c)	567,000	555,660
2% 8/15/21	1,458,000	1,390,656
2.5% 12/1/19	10,382,000	10,302,929
NiSource Finance Corp.:
2.65% 11/17/22	4,959,000	4,789,108
3.85% 2/15/23	700,000	705,705
NSTAR 4.5% 11/15/19	2,500,000	2,551,538
Public Service Enterprise Group, Inc.:
2% 11/15/21	1,782,000	1,696,515
2.65% 11/15/22	3,830,000	3,694,574
Puget Energy, Inc. 6.5% 12/15/20	991,000	1,065,824
Sempra Energy:
1.625% 10/7/19	4,189,000	4,112,886
2.4% 3/15/20	1,890,000	1,867,433
2.85% 11/15/20	1,392,000	1,377,134
2.9% 2/1/23	1,017,000	992,850
Wisconsin Energy Corp.:
3 month U.S. LIBOR + 2.113% 4.455% 5/15/67 (b)(c)	454,000	448,893
1.65% 6/15/18	3,006,000	3,004,957
2.45% 6/15/20	5,901,000	5,824,123
		60,674,009

TOTAL UTILITIES		138,897,349

TOTAL NONCONVERTIBLE BONDS
(Cost $1,836,645,033)		1,808,888,757

U.S. Treasury Obligations - 5.1%
U.S. Treasury Notes:
1.125% 7/31/21	$5,000,000	$4,779,492
1.75% 6/30/22	67,871,000	65,529,964
2.125% 7/31/24	17,248,000	16,623,434
2.25% 12/31/24	21,838,000	21,139,355
2.875% 4/30/25	15,020,000	15,096,273
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $125,813,157)		123,168,518

U.S. Government Agency - Mortgage Securities - 0.2%
Fannie Mae - 0.1%
3.5% 7/1/26 to 10/1/29	2,539,999	2,587,244
4.5% 3/1/35	24,698	25,973
6.5% 7/1/32 to 8/1/36	296,198	331,341
7% 9/1/18 to 6/1/33	205,786	233,816
7.5% 6/1/26 to 3/1/28	55,567	62,290
8.5% 5/1/21 to 9/1/25	3,643	3,998
9.5% 2/1/25	79	81

TOTAL FANNIE MAE		3,244,743

Freddie Mac - 0.1%
3.5% 8/1/26	1,694,846	1,724,374
4.5% 8/1/18	7,173	7,181
8.5% 12/1/26 to 8/1/27	21,981	25,018

TOTAL FREDDIE MAC		1,756,573

Ginnie Mae - 0.0%
7% 7/15/28 to 11/15/28	48,630	54,583
7.5% 2/15/28 to 10/15/28	3,050	3,493
8% 6/15/24	30	33
8.5% 10/15/21	14,015	14,930
11% 7/20/19	56	56

TOTAL GINNIE MAE		73,095

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $5,193,705)		5,074,411

Asset-Backed Securities - 5.5%
Ally Master Owner Trust:
Series 2018-1 Class A1, 2.7% 1/17/23	$5,500,000	$5,460,695
Series 2018-2 Class A, 3.29% 5/15/23	6,070,000	6,069,944
AmeriCredit Automobile Receivables Trust Series 2016-1 Class A3, 1.81% 10/8/20	843,957	842,444
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 0.750% 3.0847% 2/25/35 (b)(c)	277,949	278,700
Chesapeake Funding II LLC Series 2017-2A Class A1, 1.99% 5/15/29 (a)	4,101,856	4,060,969
Chrysler Capital Auto Receivables Trust Series 2016-BA Class A2, 1.36% 1/15/20 (a)	103,047	103,029
CLUB Credit Trust Series 2017-P1 Class A, 2.54% 9/15/23 (a)	2,040,814	2,035,802
Consumer Loan Underlying Bond Credit Trust Series 2017-NP2 Class A, 2.55% 1/16/24 (a)	871,804	871,143
Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 4.7131% 3/25/32 (b)(c)	9,741	10,407
Dell Equipment Finance Trust Series 2017-2 Class A3, 2.19% 10/24/22 (a)	1,892,000	1,873,291
Enterprise Fleet Financing LLC:
Series 2016-2 Class A2, 1.74% 2/22/22 (a)	1,228,033	1,222,697
Series 2017-1 Class A2, 2.13% 7/20/22 (a)	2,635,833	2,621,791
Flagship Credit Auto Trust Series 2016-1 Class A, 2.77% 12/15/20 (a)	823,324	823,592
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	9,142,000	9,088,675
Series 2015-1 Class A, 2.12% 7/15/26 (a)	2,785,000	2,749,273
Series 2015-2 Class A, 2.44% 1/15/27 (a)	6,181,000	6,121,904
Series 2016-1 Class A, 2.31% 8/15/27 (a)	5,938,000	5,850,708
Series 2017-1 Class A, 2.62% 8/15/28 (a)	5,415,000	5,324,924
Ford Credit Floorplan Master Owner Trust:
Series 2015-5 Class A, 2.39% 8/15/22	10,511,000	10,396,422
Series 2016-3 Class A1, 1.55% 7/15/21	4,844,000	4,780,149
Series 2017-2 Class A1, 2.16% 9/15/22	5,521,000	5,433,097
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.0987% 11/15/34 (a)(b)(c)	42,615	41,827
Class B, 1 month U.S. LIBOR + 0.280% 2.1987% 11/15/34 (a)(b)(c)	15,462	15,155
Class C, 1 month U.S. LIBOR + 0.380% 2.2987% 11/15/34 (a)(b)(c)	25,519	24,011
Class D, 1 month U.S. LIBOR + 0.750% 2.6687% 11/15/34 (a)(b)(c)	9,680	8,985
GMF Floorplan Owner Revolving Trust:
Series 2016-1 Class A1, 1.86% 5/17/21 (a)	3,160,000	3,135,143
Series 2017-1 Class A1, 2.22% 1/18/22 (a)	4,092,000	4,091,532
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A2, 1.81% 3/15/21 (a)	2,151,000	2,136,310
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 3.4416% 3/27/42 (b)(c)	392,000	288,796
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.15% 8/15/22 (a)	5,000,000	5,013,748
Mercedes-Benz Auto Receivables Trust Series 2016-1 Class A3, 1.26% 2/16/21	4,065,051	4,028,914
Nationstar HECM Loan Trust Series 2018-1A Class A, 2.76% 2/25/28 (a)	4,102,078	4,102,073
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.4697% 9/25/35 (b)(c)	162,650	162,154
Nissan Master Owner Trust Receivables Series 2016-A Class A2, 1.54% 6/15/21	2,442,000	2,412,525
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.2047% 1/25/36 (b)(c)	126,217	126,321
Prosper Marketplace Issuance T 3.11% 6/17/24 (a)	4,645,086	4,645,911
Prosper Marketplace Issuance Trust:
Series 2017-2A Class A, 2.42% 9/15/23 (a)	2,110,549	2,106,426
Series 2017-3A Class A, 2.54% 11/15/23 (a)	2,326,956	2,317,753
Santander Retail Auto Lease Trust Series 2017-A Class A3, 2.58% 1/20/21 (a)	5,497,000	5,442,177
Securitized Term Auto Receivables Trust Series 2016-1A Class A3, 1.524% 3/25/20 (a)	2,167,453	2,155,565
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 3.0745% 6/15/33 (b)(c)	1,883	1,883
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.7571% 9/25/34 (b)(c)	2,472	2,437
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.8846% 4/6/42 (a)(b)(c)(e)	304,000	188,246
Verizon Owner Trust:
Series 2016-1A Class A, 1.42% 1/20/21 (a)	4,069,000	4,040,004
Series 2016-2A Class A, 1.68% 5/20/21 (a)	5,279,000	5,227,141
Series 2017-3A Class A1A, 2.06% 4/20/22 (a)	5,632,000	5,548,133
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (a)	178,305	178,183
TOTAL ASSET-BACKED SECURITIES
(Cost $134,161,570)		133,461,009

Collateralized Mortgage Obligations - 1.4%
Private Sponsor - 0.1%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 3.6288% 5/27/35 (a)(b)	289,526	289,094
CSAIL Commercial Mortgage Trust Series 2015-C2 Class ASB, 3.2241% 6/15/57	1,352,000	1,347,041
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.0415% 2/25/37 (b)(c)	24,495	24,121
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.6617% 7/20/34 (b)(c)	1,742	1,724

TOTAL PRIVATE SPONSOR		1,661,980

U.S. Government Agency - 1.3%
Fannie Mae:
planned amortization class Series 2015-28 Class P, 2.5% 5/25/45	4,866,127	4,727,478
Series 2015-28 Class JE, 3% 5/25/45	3,425,387	3,401,679
Series 2018-3 Class LP, 3% 2/25/47	17,157,629	16,925,814
Freddie Mac:
Series 3949 Class MK, 4.5% 10/15/34	132,300	138,160
Series 4472 Class WL, 3% 5/15/45	1,577,023	1,566,292
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (f)	5,237,823	5,213,361

TOTAL U.S. GOVERNMENT AGENCY		31,972,784

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $34,471,902)		33,634,764

Commercial Mortgage Securities - 8.7%
7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (a)	53,221	53,245
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8369% 2/14/43 (b)(g)	4,444	35
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (a)	6,101,274	6,115,150
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 0.850% 3.1721% 12/25/33 (a)(b)(c)	2,002	1,999
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.2871% 1/25/36 (a)(b)(c)	58,739	55,102
Class B1, 1 month U.S. LIBOR + 1.400% 3.2971% 1/25/36 (a)(b)(c)	2,639	2,060
Class M1, 1 month U.S. LIBOR + 0.450% 2.3471% 1/25/36 (a)(b)(c)	18,948	17,656
Class M2, 1 month U.S. LIBOR + 0.470% 2.3671% 1/25/36 (a)(b)(c)	5,684	5,253
Class M3, 1 month U.S. LIBOR + 0.500% 2.3971% 1/25/36 (a)(b)(c)	8,302	7,605
Class M4, 1 month U.S. LIBOR + 0.610% 2.5071% 1/25/36 (a)(b)(c)	4,591	4,222
Class M5, 1 month U.S. LIBOR + 0.650% 2.5471% 1/25/36 (a)(b)(c)	4,591	3,687
Class M6, 1 month U.S. LIBOR + 0.700% 2.5971% 1/25/36 (a)(b)(c)	4,876	3,748
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 2.3271% 10/25/36 (a)(b)(c)	2,543	2,048
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 2.1671% 3/25/37 (a)(b)(c)	38,281	35,545
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 2.1415% 7/25/37 (a)(b)(c)	40,060	39,401
Class A2, 1 month U.S. LIBOR + 0.320% 2.1915% 7/25/37 (a)(b)(c)	37,453	36,602
Class M1, 1 month U.S. LIBOR + 0.370% 2.2415% 7/25/37 (a)(b)(c)	13,152	11,899
Class M2, 1 month U.S. LIBOR + 0.410% 2.2815% 7/25/37 (a)(b)(c)	7,105	6,251
Class M3, 1 month U.S. LIBOR + 0.490% 2.3615% 7/25/37 (a)(b)(c)	5,790	4,587
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 2.1871% 7/25/37 (a)(b)(c)	35,496	33,168
Class M1, 1 month U.S. LIBOR + 0.310% 2.2071% 7/25/37 (a)(b)(c)	7,874	7,222
Class M2, 1 month U.S. LIBOR + 0.340% 2.2371% 7/25/37 (a)(b)(c)	8,448	7,584
Class M3, 1 month U.S. LIBOR + 0.370% 2.2671% 7/25/37 (a)(b)(c)	13,033	11,231
Class M4, 1 month U.S. LIBOR + 0.500% 2.3971% 7/25/37 (a)(b)(c)	20,621	17,237
Class M5, 1 month U.S. LIBOR + 0.600% 2.4971% 7/25/37 (a)(b)(c)	7,967	7,527
Benchmark Mortgage Trust sequential payer Series 2018-B2 Class A2, 3.7556% 2/15/51	5,621,000	5,726,541
BX Trust Series 2017-IMC Class A, 1 month U.S. LIBOR + 1.050% 2.9687% 10/15/32 (a)(b)(c)	3,958,000	3,962,864
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class A, 2.808% 4/10/28 (a)	6,819,000	6,805,215
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 2.6869% 7/15/32 (a)(b)(c)	3,948,000	3,951,702
CGMS Commercial Mortgage Trust Series 2017-MDRA Class A, 3.656% 7/10/30 (a)	10,000,000	9,940,686
Citigroup Commercial Mortgage Trust:
sequential payer Series 2012-GC8 Class A4, 3.024% 9/10/45	2,366,000	2,350,007
Series 2015-GC29 Class A2, 2.674% 4/10/48	1,365,700	1,360,752
Series 2017-P7 Class A2, 3.199% 4/14/50	2,399,000	2,402,787
COMM Mortgage Trust:
sequential payer:
Series 2012-CR3 Class A3, 2.822% 10/15/45	1,297,696	1,276,679
Series 2012-LC4 Class A4, 3.288% 12/10/44	5,915,000	5,890,540
Series 2013-CR7 Class A4, 3.213% 3/10/46	4,365,000	4,344,647
Series 2015-CR22 Class ASB, 3.144% 3/10/48	2,013,000	2,004,878
Series 2015-CR23 Class ASB, 3.257% 5/10/48	1,587,000	1,586,159
Series 2013-CR6 Class A4, 3.101% 3/10/46	3,210,000	3,186,240
Series 2013-LC6 Class ASB, 2.478% 1/10/46	2,031,764	2,011,001
Series 2014-CR15 Class A2, 2.928% 2/10/47	3,555,998	3,559,293
Series 2014-CR17 Class A2, 3.012% 5/10/47	774,290	775,393
Series 2015-CR22 Class A2, 2.856% 3/10/48	953,000	952,377
GAHR Commercial Mortgage Trust:
floater Series 2015-NRF Class AFL1, 1 month U.S. LIBOR + 1.300% 3.327% 12/15/34 (a)(b)(c)	731,828	731,827
Series 2015-NRF:
Class BFX, 3.4949% 12/15/34 (a)(b)	2,358,850	2,360,237
Class CFX, 3.4949% 12/15/34 (a)(b)	1,059,000	1,056,177
GS Mortgage Securities Trust:
sequential payer:
Series 2012-GC6:
Class A/S, 4.948% 1/10/45 (a)	6,477,000	6,787,350
Class A3, 3.482% 1/10/45	2,955,837	2,992,675
Series 2012-GCJ7 Class A4, 3.377% 5/10/45	2,421,855	2,443,924
Series 2012-GCJ9 Class A3, 2.773% 11/10/45	3,710,078	3,640,166
Series 2013-GC10:
Class A4, 2.681% 2/10/46	1,061,000	1,037,945
Class A5, 2.943% 2/10/46	5,531,000	5,455,880
Series 2014-GC18 Class AAB, 3.648% 1/10/47	702,000	713,363
Series 2014-GC20 Class AAB, 3.655% 4/10/47	817,000	828,535
Series 2014-GC26 Class AAB, 3.365% 11/10/47	3,340,000	3,364,381
Series 2015-GC28 Class AAB, 3.206% 2/10/48	2,178,000	2,180,332
Series 2015-GC32 Class A2, 3.062% 7/10/48	2,500,000	2,496,269
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class A2, 3.1438% 1/15/49	1,975,000	1,978,973
JPMBB Commercial Mortgage Securities sequential payer Series 2014-C25 Class ASB, 3.4074% 11/15/47	1,831,000	1,842,345
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2013-C17 Class ASB, 3.705% 1/15/47	895,000	910,575
JPMBB Commercial Mortgage Secutities Trust Series 2015-C29 Class A2, 2.9213% 5/15/48	1,538,501	1,537,365
JPMCC Commercial Mortgage Securities Trust sequential payer Series 2016-JP4 Class A2, 2.9838% 12/15/49	3,027,000	3,009,169
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-C6 Class A3, 3.5074% 5/15/45	1,957,122	1,976,170
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2011-C3 Class A3, 4.3877% 2/15/46 (a)	10,901	10,992
Series 2012-C8 Class A3, 2.8291% 10/15/45	3,212,975	3,161,360
Series 2013-C10 Class A5, 3.1425% 12/15/47	4,833,000	4,805,296
Series 2016-WP Class TA, 1 month U.S. LIBOR + 1.450% 3.3469% 10/15/33 (a)(b)(c)	1,811,000	1,815,534
Morgan Stanley BAML Trust:
sequential payer:
Series 2012-C6 Class A4, 2.858% 11/15/45	5,000,000	4,932,947
Series 2013-C11 Class A4, 4.31% 8/15/46 (b)	1,443,000	1,501,403
Series 2014-C14 Class A2, 2.916% 2/15/47	715,784	716,238
Series 2014-C17 Class ASB, 3.477% 8/15/47	3,656,000	3,680,677
Series 2015-C22 Class ASB, 3.04% 4/15/48	1,170,000	1,161,792
Morgan Stanley Capital I Trust sequential payer:
Series 2011-C1 Class A4, 5.033% 9/15/47 (a)(b)	5,970,450	6,170,912
Series 2011-C2 Class A4, 4.661% 6/15/44 (a)	2,725,000	2,834,371
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (a)(b)	2,922,000	2,849,245
Class B, 4.181% 11/15/34 (a)	1,031,000	1,014,280
RETL floater Series 2018-RVP Class A, 1 month U.S. LIBOR + 1.100% 2.9969% 3/15/33 (a)(b)(c)	4,189,602	4,209,956
SBA Tower Trust 3.168% 4/9/47 (a)	7,000,000	6,924,429
SCG Trust Series 2013-SRP1 Class A, 1 month U.S. LIBOR + 1.400% 3.5469% 11/15/26 (a)(b)(c)	4,084,000	4,084,000
UBS-Barclays Commercial Mortgage Trust:
sequential payer Series 2012-C2 Class A4, 3.525% 5/10/63	2,703,000	2,733,097
Series 2012-C2 Class ASEC, 4.179% 5/10/63 (a)	2,974,216	3,030,108
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 1 month U.S. LIBOR + 1.500% 3.2687% 6/15/29 (a)(b)(c)	2,645,000	2,648,372
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2012-LC5 Class A3, 2.918% 10/15/45	4,650,397	4,594,729
Series 2015-C27 Class ASB, 3.278% 2/15/48	3,047,000	3,053,772
Wells Fargo Commercial Mtg Trust 2016-C sequential payer Series 2016-C37 Class A1, 3.03% 12/15/49	2,128,000	2,122,640
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2011-C2 Class A4, 4.869% 2/15/44 (a)(b)	4,152,613	4,316,764
Series 2012-C9 Class A3, 2.87% 11/15/45	3,145,202	3,099,932
Series 2013-C11 Class A5, 3.071% 3/15/45	5,941,000	5,885,330
Series 2013-C12 Class ASB, 2.838% 3/15/48	525,461	523,621
Series 2013-C14 Class A5, 3.337% 6/15/46	3,958,000	3,959,035
Series 2013-C16 Class ASB, 3.963% 9/15/46	1,101,000	1,123,063
Series 2014-C22 Class ASB, 3.464% 9/15/57	5,506,000	5,558,135
Series 2013-C11 Class ASB, 2.63% 3/15/45	1,244,568	1,235,454
Series 2013-C12 Class A4, 3.198% 3/15/48	1,464,000	1,457,113
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $216,793,872)		211,136,080

Municipal Securities - 0.6%
Illinois Gen. Oblig.:
Series 2003, 4.95% 6/1/23	$2,645,000	$2,720,832
Series 2011, 5.877% 3/1/19	4,715,000	4,806,754
New York City Transitional Fin. Auth. Rev. Series 2017 E, 2.85% 2/1/24	1,320,000	1,298,510
New York Urban Dev. Corp. Rev. Series 2017 D, 2.7% 3/15/23	6,100,000	6,015,149
TOTAL MUNICIPAL SECURITIES
(Cost $14,939,906)		14,841,245

Bank Notes - 2.4%
Capital One NA 1.85% 9/13/19	3,000,000	2,957,957
Citibank NA 2.1% 6/12/20	5,000,000	4,914,893
Citizens Bank NA:
2.25% 10/30/20	5,000,000	4,888,608
2.3% 12/3/18	1,384,000	1,381,626
Compass Bank 2.875% 6/29/22	2,943,000	2,847,653
Discover Bank:
(Delaware) 3.2% 8/9/21	2,000,000	1,976,166
3.1% 6/4/20	3,590,000	3,576,310
Fifth Third Bank 2.875% 10/1/21	2,000,000	1,978,205
First Tennessee Bank NA 2.95% 12/1/19	5,000,000	4,977,710
KeyBank NA 2.5% 12/15/19	3,783,000	3,760,264
Manufacturers & Traders Trust Co.:
2.1% 2/6/20	3,000,000	2,952,856
2.3% 1/30/19	1,100,000	1,097,971
PNC Bank NA:
2.15% 4/29/21	5,000,000	4,857,090
2.4% 10/18/19	3,000,000	2,983,890
2.45% 11/5/20	5,000,000	4,925,231
RBS Citizens NA 2.5% 3/14/19	1,153,000	1,150,949
Svenska Handelsbanken AB 3.35% 5/24/21	5,000,000	5,020,612
U.S. Bank NA 2.125% 10/28/19	2,186,000	2,169,526
TOTAL BANK NOTES
(Cost $59,209,631)		58,417,517
	Shares	Value

Fixed-Income Funds - 0.8%
Fidelity Specialized High Income Central Fund (h)
(Cost $19,436,230)	187,507	18,565,062

Money Market Funds - 0.1%
Fidelity Cash Central Fund, 1.76% (i)
(Cost $1,330,517)	1,330,243	1,330,509
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $2,447,995,523)		2,408,517,872
NET OTHER ASSETS (LIABILITIES) - 0.5%		12,960,745
NET ASSETS - 100%		$2,421,478,617

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $462,142,738 or 19.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Non-income producing - Security is in default.

 (e) Level 3 security

 (f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$189,397
Fidelity Specialized High Income Central Fund	1,072,925
Total	$1,262,322

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$18,520,804	$1,072,924	$--	$--	$(1,028,666)	$18,565,062	2.7%
Total	$18,520,804	$1,072,924	$--	$--	$(1,028,666)	$18,565,062

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,808,888,757	$--	$1,808,888,757	$--
U.S. Government and Government Agency Obligations	123,168,518	--	123,168,518	--
U.S. Government Agency - Mortgage Securities	5,074,411	--	5,074,411	--
Asset-Backed Securities	133,461,009	--	133,272,763	188,246
Collateralized Mortgage Obligations	33,634,764	--	33,634,764	--
Commercial Mortgage Securities	211,136,080	--	211,136,080	--
Municipal Securities	14,841,245	--	14,841,245	--
Bank Notes	58,417,517	--	58,417,517	--
Fixed-Income Funds	18,565,062	18,565,062	--	--
Money Market Funds	1,330,509	1,330,509	--	--
Total Investments in Securities:	$2,408,517,872	$19,895,571	$2,388,434,055	$188,246

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 27, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 27, 2018